SCHEDULE OF OTHER PAYABLE AND ACCRUED LIABILITIES (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Taxes payable			¥ 19,362	¥ 18,790
Supplier deposits ()	[1]		17,867	19,597
Merchants deposits ()	[2]		17,072	25,511
Construction cost payable (Note 8)	[3]		14,302	17,421
Accrued marketing and other operational expenses			12,056	9,913
Salaries and welfare payable			8,442	26,428
Accrued professional fees			4,967	5,245
Others			2,008	3,272
Total other payable and accrued liabilities		$ 13,738	¥ 96,076	¥ 126,177

[1]	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.
[2]	The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.
[3]	The Group had RMB 33,669 payable obligation related to the new office building on the Hangzhou Land Parcel which consist of RMB 14,302 in other payable and accrued liabilities and RMB 19,367 in other non-current liabilities, respectively, as of December 31, 2025.